Equity - Summary of equity (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Financial Assets [Line Items]
Share capital	€ 39	€ 39
Share premium	17,105	17,089
Total share capital and share premium	17,144	17,128
Revaluation reserve: Cash flow hedge	873	1,450
Revaluation reserves: Credit liability	(100)	(117)
Revaluation reserve: Property in own use	215	221
Net defined benefit asset/liability remeasurement reserve	(278)	(307)
Currency translation reserve	(3,485)	(3,636)
Share of associates and joint ventures and other reserves	3,209	3,246
Treasury shares	(8)	(4)
Total other reserves	1,870	2,342
Retained earnings	34,882	32,149
Shareholders' equity (parent)	53,896	51,619
Non-controlling interests	987	1,022
Equity	54,883	52,640	€ 52,171	€ 51,889
Debt Securities [member]
Disclosure Of Financial Assets [Line Items]
Revaluation reserves: financial assets	173	309
Equity securities [member]
Disclosure Of Financial Assets [Line Items]
Revaluation reserves: financial assets	€ 1,270	€ 1,181